Fair Value Measurements - Assumptions for Determining Fair Value of Derivatives Using Monte Carlo Simulation (Detail) (Discovery Offshore, Warrants, NOK)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discovery Offshore | Warrants
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Strike Price (NOK)	11.50	11.50
Target Price (NOK)	23.00	23.00
Stock Value (NOK)	13.80	13.00
Expected Volatility (%)	50.00%	50.00%
Risk-Free Interest Rate (%)	1.24%	1.44%
Expected Life of Warrants (5 years at inception)	2 years 11 months 9 days	3 years 1 month 6 days
Number of Warrants	5,000,000	5,000,000